Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2025
Disclosure of equity [abstract]
Disclosure of equity [text block]
4. Summary of equity attributable to Novartis AG shareholders
		Number of outstanding shares (in millions)		Equity attributable to Novartis AG shareholders

	Note	2025	2024	H1 2025 USD millions	H1 2024 USD millions

Balance at beginning of year		1 975.1	2 044.0	44 046	46 667

Shares acquired to be canceled		-48.8	-26.7	-5 350	-2 698

Other share purchases		-1.6	-1.1	-159	-115

Equity-based compensation plans and employee transactions		11.1	8.3	557	517

Taxes on treasury share transactions				-33	8

Dividends	4.1			-7 818	-7 624

Net income of the period attributable to shareholders of Novartis AG				7 647	5 934

Other comprehensive income attributable to shareholders of Novartis AG				3 027	-1 054

Changes in non-controlling interests				1	-28

Other movements	4.3	0.1	0.1	67	126

Balance at June 30		1 935.9	2 024.6	41 985	41 733

4.1. The annual gross dividend to shareholders of Novartis AG amounted to USD 7.8 billion (2024: USD 7.6 billion). The net dividend payment to Novartis AG shareholders paid in March 2025 amounted to USD 5.3 billion (2024: USD 5.2 billion paid in March 2024). The USD 2.5 billion Swiss withholding tax on the gross dividend was paid at its due date in April 2025 (2024: USD 2.4 billion paid at its due date in April 2024).
4.2. In July 2023, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. In June 2024, Novartis amended the arrangement to include the repurchase of an additional 8.7 million Novartis shares on the second trading line to mitigate the impact of the shares deliveries under the equity-based compensation plans for employees. These additional repurchases concluded in October 2024. In June 2025, Novartis amended the arrangement to include the repurchase of an additional 10.7 million Novartis shares on the second trading line to mitigate the impact of share deliveries under the equity-based compensation plans for employees. Novartis is able to cancel this arrangement at any time but may be subject to a 90-day waiting period. As of June 30, 2025 and December 31, 2024, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of June 30, 2025 and December 31, 2024.
4.3. Other movements include, for subsidiaries in hyperinflationary economies, the impact of the application of IAS Standards 29 “Financial Reporting in Hyperinflationary Economies.”